Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund

Supplement dated March 12, 2020
to the Prospectus dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager International Growth Fund (the “Fund”)

1.
Effective on or about March 13, 2020 (the “Effective Date”), WCM Investment Management, LLC (“WCM”) will no longer serve as a subadviser to the Fund. Accordingly, all references to, and information regarding, WCM as they relate to the Fund are deleted in their entirety. Allianz will continue to serve as the subadviser to the Fund.

2.	As of the Effective Date, the Prospectus is amended as follows:

a.	The Fund is renamed the “NVIT AllianzGI International Growth Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

b.	The information under the heading “Principal Investment Strategies” beginning on page 2 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to provide investors with long-term capital growth by creating a diversified portfolio of non-U.S. stocks exhibiting long-term growth and quality characteristics. The Fund normally invests primarily in non-U.S. securities, including emerging market securities, and is not limited in the percentage of its assets that it may invest in any one country, region or geographic area. Emerging market countries typically are developing and low- or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may invest in initial public offerings (IPOs). Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies that are located in, or that derive at least 50% of their earnings or revenues from, countries located around the world other than the United States.

The Fund’s subadviser employs a disciplined, bottom-up approach to stock selection that is based on fundamental, company-specific analysis. The subadviser targets investments in companies primarily based on analysis of three criteria: structural growth, quality, and valuation. In identifying issuers likely to benefit from structural growth, the subadviser seeks out issuers with what it believes to be superior business models, best-in-class technology and exposure to secular market growth drivers in order to compound issuers’ earnings and cash flows over the long term. In evaluating the quality of potential investment targets, the subadviser will consider issuers' balance sheet strength, long term competitive position and the presence of obstacles that block competitors from entering the same market (e.g., technological challenges, regulations, and patents, etc.) that enable such issuers to defend pricing power over the long term.
The subadviser applies the valuation criterion by making investments in companies whose potential value it believes is not yet reflected in market valuations, and whose ability to satisfy the Fund’s key investment criteria is likely to be sustainable in the long term. The subadviser’s investment decisions are not normally guided by sector or geography, or by weightings of the Fund’s performance benchmark or any other index.

The Fund may achieve its exposure to non-U.S. securities either directly, including through investments in securities listed outside the U.S. or indirectly in U.S.-listed securities of non-U.S. issuers, or through depositary receipts such as American Depositary Receipts (ADRs). Many foreign securities are denominated in currencies other than the U.S. dollar.

c.	The information under the heading “Principal Risks” beginning on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Growth style risk – growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Country or sector risk – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers in which it invests than funds that do not emphasize particular countries or sectors.

Initial public offering risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

NVIT Multi-Manager International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund

Supplement dated March 12, 2020
to the Prospectus dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager International Growth Fund (the “Fund”)

1.
Effective on or about March 13, 2020 (the “Effective Date”), WCM Investment Management, LLC (“WCM”) will no longer serve as a subadviser to the Fund. Accordingly, all references to, and information regarding, WCM as they relate to the Fund are deleted in their entirety. Allianz will continue to serve as the subadviser to the Fund.

2.	As of the Effective Date, the Prospectus is amended as follows:

a.	The Fund is renamed the “NVIT AllianzGI International Growth Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

b.	The information under the heading “Principal Investment Strategies” beginning on page 2 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to provide investors with long-term capital growth by creating a diversified portfolio of non-U.S. stocks exhibiting long-term growth and quality characteristics. The Fund normally invests primarily in non-U.S. securities, including emerging market securities, and is not limited in the percentage of its assets that it may invest in any one country, region or geographic area. Emerging market countries typically are developing and low- or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may invest in initial public offerings (IPOs). Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies that are located in, or that derive at least 50% of their earnings or revenues from, countries located around the world other than the United States.

The Fund’s subadviser employs a disciplined, bottom-up approach to stock selection that is based on fundamental, company-specific analysis. The subadviser targets investments in companies primarily based on analysis of three criteria: structural growth, quality, and valuation. In identifying issuers likely to benefit from structural growth, the subadviser seeks out issuers with what it believes to be superior business models, best-in-class technology and exposure to secular market growth drivers in order to compound issuers’ earnings and cash flows over the long term. In evaluating the quality of potential investment targets, the subadviser will consider issuers' balance sheet strength, long term competitive position and the presence of obstacles that block competitors from entering the same market (e.g., technological challenges, regulations, and patents, etc.) that enable such issuers to defend pricing power over the long term.
The subadviser applies the valuation criterion by making investments in companies whose potential value it believes is not yet reflected in market valuations, and whose ability to satisfy the Fund’s key investment criteria is likely to be sustainable in the long term. The subadviser’s investment decisions are not normally guided by sector or geography, or by weightings of the Fund’s performance benchmark or any other index.

The Fund may achieve its exposure to non-U.S. securities either directly, including through investments in securities listed outside the U.S. or indirectly in U.S.-listed securities of non-U.S. issuers, or through depositary receipts such as American Depositary Receipts (ADRs). Many foreign securities are denominated in currencies other than the U.S. dollar.

c.	The information under the heading “Principal Risks” beginning on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Growth style risk – growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Country or sector risk – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers in which it invests than funds that do not emphasize particular countries or sectors.

Initial public offering risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.